Commitments and Contingent Liabilities (Details) - USD ($)		12 Months Ended
	Sep. 12, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026
Commitments and Contingent Liabilities [Line Items]
Cryptoassets balance sheet amount		$ 4,304,381	$ 5,774,727
Contractual obligations		97,028
Civil money penalty	$ 1,500,000
Provision		$ 10,301	$ 6,299
Forecast [Member]
Commitments and Contingent Liabilities [Line Items]
Contractual obligations				$ 5,430	$ 26,426	$ 65,172